UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                           FORM N-PX

                ANNUAL REPORT OF PROXY VOTING RECORD OF
              REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   1940 Act File No. 811-4421


               CO-OPERATIVE BANK INVESTMENT FUND
                   d/b/a Bank Investment Fund
       (Exact Name of Registrant as Specified in Charter)


                         75 Park Plaza
                Boston, Massachusetts 02116-3934
            (Address of Principal Executive Offices)

                         (617) 695-0415
                (Registrant's Telephone Number)


                      WILLIAM F.CASEY, JR.
                           President
                     Bank Investment Fund
                         75 Park Plaza
                Boston, Massachusetts 02116-3934
            (Name and Address of Agent for Service)


Date of fiscal year end:  12/31/2004


Date of reporting period: 07/01/2003 to 06/30/04



Item 1. Proxy Voting Record.




BANK INVESTMENT FUND  FUND ONE
(Series 1)

       The Fund held no securities during the period covered by this report in which there was a security holder vote. Accordingly, there are no proxy votes to report.





BANK INVESTMENT FUND  LIQUIDITY FUND
(Series 2)

       The Fund held no securities during the period covered by this report in which there was a security holder vote. Accordingly, there are no proxy votes to report.





                              SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                 CO-OPERATIVE BANK INVESTMENT FUND
                     d/b/a Bank Investment Fund




By / s/William F. Casey, Jr.
   William F. Casey Jr.
   President


By /s/Susan L. Ellis
   Susan L. Ellis
   Treasurer

Date:








2